Property and Equipment	6 Months Ended
Oct. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
5.
PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2024	229	21	15,144	165	307	5,143	31	21,040
Additions	12	22	210	207	20	812	79	1,362
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	40	2	820	18	9	300	—	1,189
Balance, April 30, 2025	281	45	16,174	291	336	6,255	110	23,492
Additions	43	—	—	—	—	547	26	616
Discontinued operations	(127)	(38)	(12,733)	—	(147)	(4,350)	—	(17,395)
Disposals	—	—	—	(32)	—	—	—	(32)
Foreign exchange	(3)	1	92	8	1	(223)	—	(124)
Balance, October 31, 2025	194	8	3,533	267	190	2,229	136	6,557

Accumulated Depreciation:
Balance, April 30, 2024	146	6	1,831	112	102	2,147	—	4,344
Depreciation	66	8	1,922	67	65	788	—	2,916
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	11	—	158	7	3	390	—	569
Balance, April 30, 2025	223	14	3,911	87	170	3,325	—	7,730
Discontinued operations	(116)	(14)	(3,262)	—	(67)	(2,548)	—	(6,007)
Depreciation	29	5	166	27	33	572	—	832
Disposals	—	—	—	(32)	—	—	—	(32)
Foreign exchange	(5)	(2)	13	1	(7)	(176)	—	(176)
Balance, October 31, 2025	131	3	828	83	129	1,173	—	2,347

Net Book Value:
April 30, 2025	58	31	12,263	204	166	2,930	110	15,762
October 31, 2025	63	5	2,705	184	61	1,056	136	4,210